Expense Example (USD $)	0 Months Ended
Mar. 01, 2013
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 730
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	2,499
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,315
Expense Example, with Redemption, 10 Years	2,817
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,046
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	2,408
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	720
Expense Example, with Redemption, 3 Years	1,029
Expense Example, with Redemption, 5 Years	1,464
Expense Example, with Redemption, 10 Years	2,455
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,728
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	737
Expense Example, with Redemption, 3 Years	1,077
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	2,458
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	747
Expense Example, with Redemption, 3 Years	1,061
Expense Example, with Redemption, 5 Years	1,501
Expense Example, with Redemption, 10 Years	2,504
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	2,776
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,584
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	1,287
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,376
Expense Example, with Redemption, 10 Years	2,325
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	734
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	2,370
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,646
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	993
Expense Example, with Redemption, 5 Years	1,327
Expense Example, with Redemption, 10 Years	2,269
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,314
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,592
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	1,018
Expense Example, with Redemption, 5 Years	1,346
Expense Example, with Redemption, 10 Years	2,275
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	699
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,597
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	1,020
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	$ 948